Document And Entity Information	Aug. 08, 2023
Document Information [Line Items]
Entity, Registrant Name	HOLLEY INC.
Document, Type	8-K
Document, Period End Date	Aug. 08, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39599
Entity, Tax Identification Number	87-1727560
Entity, Address, Address Line One	1801 Russellville Road
Entity, Address, City or Town	Bowling Green
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	42101
City Area Code	270
Local Phone Number	782-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001822928
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HLLY
Security Exchange Name	NYSE
WarrantsEachExercisableForOneShareOfCommonStockAtAnExercisePriceOf1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HLLY WS
Security Exchange Name	NYSE